Consolidated Statements of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 4,574	$ (1,435)
Adjustments for the following items:
Depreciation	2,032	1,457
Finance costs (note 14)	500	560
Impairment (reversals) charges (note 10)	(1,423)	900
Income tax expense (note 12)	1,783	1,198
Loss on currency translation	109	136
Gain on sale of non-current assets (note 9)	(441)	(68)
Remeasurement of Turquoise Ridge to fair value (note 4)	(1,886)	0
Change in working capital (note 15)	(357)	(173)
Other operating activities (note 15)	(1,113)	(62)
Operating cash flows before interest and income taxes	3,778	2,513
Interest paid	(333)	(350)
Income taxes paid	(612)	(398)
Net cash provided by operating activities	2,833	1,765
INVESTING ACTIVITIES
Capital expenditures (note 5)	(1,701)	(1,400)
Sales proceeds	41	70
Divestitures (note 4)	750	0
Investment purchases	(4)	(159)
Cash acquired in merger (note 4)	751	0
Other investing activities (note 15)	213	(5)
Net cash provided by (used in) investing activities	50	(1,494)
FINANCING ACTIVITIES
Lease repayments	(28)	0
Debt repayments	(281)	(687)
Dividends (note 31)	(548)	(125)
Funding from non-controlling interests (note 32)	140	24
Disbursements to non-controlling interests (note 32)	(421)	(108)
Other inflows (outflows) of cash, classified as financing activities	(1)	(29)
Net cash used in financing activities	(1,139)	(925)
Effect of exchange rate changes on cash and equivalents	(1)	(9)
Net increase (decrease) in cash and equivalents	1,743	(663)
Cash and equivalents at beginning of year (note 25a)	1,571	2,234
Cash and equivalents at the end of year	$ 3,314	$ 1,571